Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands					1 Months Ended		12 Months Ended
	Jun. 15, 2020 USD ($)	Mar. 11, 2020 USD ($)	Jan. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 CLF ( ) director item	Dec. 31, 2020 CLP ($) director item	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Jun. 28, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Allowance for doubtful accounts between related entities											$ 0		$ 0
Number of members in Board of Directors | director							7	7
Term of service for each director							3 years	3 years
Amounts payable to related parties												$ 130,053,962		$ 159,809,887
Other transactions between the company and its Directors and Group Management											0
Compensation for directors								$ 2,552,181	$ 2,566,731	$ 3,779,308
December 21, 2018, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term				6 months
Accrued interest												0
Outstanding debt											400,000,000	284,380,000	400,000,000	299,496,000
Committed amount				$ 400,000,000
Days prior to the prepayment date				10 days
Percentage of fee on margin				35.00%
June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Renewal of draft period before obligation expires							5 days	5 days
Margin rate of interest					0.25%
Committed amount					$ 50,000,000
January 3, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term			6 months
Accrued interest												0
Outstanding debt											200,000,000	142,190,000
Committed amount			$ 200,000,000
Days prior to the prepayment date			10 days
March 11, 2020, Enel Finance International NV Loan [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount		$ 400,000,000
June 15, 2020, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount	$ 290,000,000
Days prior to the prepayment date	5 days
Percentage of fee on margin	0.35%
Libor 6M | December 21, 2018, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				1.00%
LIBOR Variable Rate [Member] | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest					0.90%
LIBOR Variable Rate [Member] | June 15, 2020, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest	1.40%
Fixed interest rate [member] | January 3, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings			2.60%
Fixed interest rate [member] | March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings		3.30%
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties												0
Amounts payable to related parties												0
Compensation for directors								$ 519,795	515,875	454,471
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |							216
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |							79.2
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions							the remuneration of the Chairman of the Board will be twice that of a Director	the remuneration of the Chairman of the Board will be twice that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions							Each member will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	Each member will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.
Compensation for directors								$ 103,959	$ 100,944	$ 93,054
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |							72.00
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |							26.40
Maximum number of sessions for per diem | item							16	16
Enel Finance International NV [Member] | Enel Green Power Del Sur S p A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest															1.40%
Committed amount						$ 650,000,000
Percentage of fee on margin							35.00%	35.00%
Enel Finance International NV [Member] | Enel Green Power Del Sur S p A [Member] | Libor 6M
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest						4.94%
Enel Finance International NV [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term						6 months
Accrued interest												0
Outstanding debt											$ 644,000,000	$ 458,115,848	$ 644,000,000	$ 482,466,643
Enel Finance International NV [Member] | Enel Green Power Chile S.A. [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings											2.82%	2.82%
Enel Finance International NV [Member] | Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term		6 months
Accrued interest												$ 2,893,567
Outstanding debt											$ 400,000,000	$ 284,380,000
Days prior to the prepayment date		10 days